Share Capital and Other Equity Instruments - Schedule of Changes in Number of Stock Options Outstanding and Weighted Average Exercise Price (Details)			6 Months Ended
	Jun. 08, 2020 $ / shares	May 26, 2020 $ / shares	Jun. 30, 2020 shares $ / shares	Jun. 30, 2019 shares $ / shares
Disclosure Of Classes Of Share Capital [Abstract]
Number of Share Options, Beginning Balance | shares			2,209,864	21,625
Number of Share Options, Granted | shares			436,570	2,047,560
Number of Share Options, Forfeited | shares			(64,141)	(1,429)
Number of Share Options, Cancelled | shares				(9,094)
Number of Share Options, Expired | shares			(1,435)	(1,902)
Number of options, Repriced - options before repricing | shares			(1,929,685)
Number of options, Repriced - options after repricing | shares			1,929,685
Number of share Options, Ending Balance | shares			2,580,858	2,056,760
Weighted Average Exercise Price, Beginning Balance | $ / shares			$ 38.72	$ 1,464.49
Weighted Average Exercise Price, Granted | $ / shares			14.06	35.10
Weighted Average Exercise Price, Forfeited | $ / shares			24.42	1,352.79
Weighted Average Exercise Price, Cancelled | $ / shares				1,164.74
Weighted Average Exercise Price, Expired | $ / shares			2,433.20	1,110.29
Weighted Average Exercise Price, Repriced - options before repricing | $ / shares			35.14
Weighted Average Exercise Price, Repriced - options after repricing | $ / shares	$ 36.00	$ 15.21	15.21
Weighted Average Exercise Price, Ending Balance | $ / shares			$ 18.67	$ 43.23